Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Profit (Loss)	$ (36,697)	$ (36,224)	[1]	$ (26,160)	[1],[2]
Weighted average number of shares outstanding for basic EPS (in shares)	95,008,518	93,767,005	[1]	77,668,404	[1],[2]
Net effect of dilutive stock options (in shares)	0	0		0
Net effect of dilutive warrants (in shares)	0	0		0
Net effect of vesting of restricted stock (in shares)	0	0		0
Net effect of conversion of convertible notes (in shares)	0	0		0
Weighted average number of shares outstanding for diluted EPS (in shares)	95,008,518	93,767,005	[1]	77,668,404	[1],[2]
Basic earnings (loss) per share (in dollars per share)	$ (0.39)	$ (0.39)	[1]	$ (0.34)	[1],[2]
Diluted earnings (loss) per share (in dollars per share)	$ (0.39)	$ (0.39)	[1]	$ (0.34)	[1],[2]
ADS outstanding for basic and diluted earnings (loss) per ADS (in shares)	23,752,130	23,441,751	[1]	19,417,101	[1],[2]
Basic earnings (loss) per ADS (in dollars per share)	$ (1.54)	$ (1.55)	[1]	$ (1.35)	[1],[2]
Diluted earnings (loss) per ADS (in dollars per share)	$ (1.54)	$ (1.55)	[1]	$ (1.35)	[1],[2]

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.